Note 13 - Fair Value of Financial Instruments (Tables)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
	Fair Value Measurements at December 31, 2012, Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
U.S. Government sponsored entity securities	-	$1,012	-
Agency mortgage-backed securities, residential	-	93,953	-
	Fair Value Measurements at December 31, 2011, Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
U.S. Treasury securities	-	$5,513	-
U.S. Government sponsored entity securities	-	2,559	-
Agency mortgage-backed securities, residential	-	77,598	-

Fair Value Measurements, Nonrecurring [Table Text Block]
	Fair Value Measurements at December 31, 2012, Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Other real estate owned:
Commercial real estate:
Construction	-	-	$1,562
Commercial and industrial	-	-	1,055
	Fair Value Measurements at December 31, 2011, Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Impaired loans:
Commercial real estate:
Owner-occupied	-	-	$290
Nonowner-occupied	-	-	1,959
Construction	-	-	587

Other real estate owned:
Commercial real estate:
Construction	-	-	1,814
Commercial and industrial	-	-	1,134

Fair Value Inputs, Assets, Quantitative Information [Table Text Block]
	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Range	(Weighted Average)
Other real estate owned:
Commercial real estate:
Construction	$1,562	Sales approach	Adjustment to comparables	15%	15%
Commercial	1,055	Sales approach	Adjustment to comparables	15%	15%

Fair Value, by Balance Sheet Grouping [Table Text Block]
		Fair Value Measurements at December 31, 2012 Using:
	Carrying Value	Level 1	Level 2	Level 3	Total
Financial Assets:
Cash and cash equivalents	$45,651	$45,651	$-	$-	$45,651
Securities available for sale	94,965	-	94,965	-	94,965
Securities held to maturity	23,511	-	11,569	13,055	24,624
Federal Home Loan Bank stock	6,281	N/A	N/A	N/A	N/A
Loans, net	551,383	-	-	564,059	564,059
Accrued interest receivable	2,057	-	283	1,774	2,057

Financial Liabilities:
Deposits	655,064	139,526	517,680	-	657,206
Other borrowed funds	14,285	-	14,536	-	14,536
Subordinated debentures	13,500	-	10,146	-	10,146
Accrued interest payable	1,377	2	1,375	-	1,377

Fair Value and Carrying Value Disclosure (Table Text Block)
	2011
	Carrying Value	Fair Value
Financial assets:
Cash and cash equivalents	$51,630	$51,630
Securities available for sale	85,670	85,670
Securities held to maturity	22,848	22,847
Federal Home Loan Bank stock	6,281	N/A
Loans, net	590,964	599,782
Accrued interest receivable	2,872	2,872

Financial liabilities:
Deposits	687,886	690,607
Other borrowed funds	20,296	20,565
Subordinated debentures	13,500	11,085
Accrued interest payable	1,894	1,894